CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Common Stock [Member]	Share Capital [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Total NewLead Holdings' Shareholders' Equity [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2009	$ 160,659		$ 67	$ 196,317	$ (35,725)	$ 160,659	$ 0
Balance (in shares) at Dec. 31, 2009		6,615,000
Net loss	(86,349)		0	0	(86,349)	(86,349)	0
Issuance of common shares	0		0	0	0	0	0
Issuance of common shares (in shares)		13,000
Shares issued for business acquisition	5,210		7	5,203	0	5,210	0
Shares issued for business acquisition (in shares)		700,000
Issuance of warrants	4,081		0	4,081	0	4,081	0
Share-based compensation	2,680		0	2,680	0	2,680	0
Balance at Dec. 31, 2010	86,281		74	208,281	(122,074)	86,281	0
Balance (in shares) at Dec. 31, 2010		7,328,000
Net loss	(290,395)		0	0	(290,395)	(290,395)	0
Issuance of common shares	87		0	87	0	87	0
Issuance of common shares (in shares)		37,000
Share-based compensation	1,593		5	1,588	0	1,593	0
Share-based compensation (in shares)		473,000
Balance at Dec. 31, 2011	(202,434)		79	209,956	(412,469)	(202,434)	0
Balance (in shares) at Dec. 31, 2011		7,838,000
Net loss	(403,925)		0	0	(402,562)	(402,562)	(1,363)
Issuance of common shares	1,024		7	1,017	0	1,024	0
Issuance of common shares (in shares)		731,000
Issuance of common shares - settlement of liabilities	486,285		3,853	482,432	0	486,285	0
Issuance of common shares - settlement of liabilities (in shares)		385,305,000
Issuance of warrants	1,015		0	1,015	0	1,015	0
Share-based compensation	2,408		32	2,376	0	2,408	0
Share-based compensation (in shares)		3,245,000
Balance at Dec. 31, 2012	$ (115,627)		$ 3,971	$ 696,796	$ (815,031)	$ (114,264)	$ (1,363)
Balance (in shares) at Dec. 31, 2012		397,119,000